Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average number of shares held by Recognition and Retention Plan excluded from the calculation for basic shares outstanding	607,608	625,555	642,008
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from the computation of earnings per share	159,236	13,101	483,696